Restricted Cash	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
Restricted Cash
(4)	Restricted Cash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in Restricted Cash on the balance sheet. Restricted cash does not include required minimum balances.

(in thousands)	December 31, 2019	December 31, 2018
Cash and cash equivalents	$10,002	$2,516
Convertible Notes	—	—
Letters of credit	131	1,012
Security for credit cards	50	50
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$10,183	$3,578